Annual Total Returns [BarChart] - First Trust Indxx NextG ETF - First Trust Indxx NextG ETF	Feb. 01, 2021
Bar Chart Table:
2012	7.44%
2013	33.64%
2014	14.57%
2015	(2.98%)
2016	14.71%
2017	29.10%
2018	(16.81%)
2019	28.67%
2020	27.36%